Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

23. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009.

The Group maintains following three types of stock-based compensation plan.

In each plan, 1,000 shares of common stock of the designated company (i.e. MHFG common stock for Directors of MHFG, MHBK and MHCB, MHTB common stock for Directors of MHTB, and MHSC common stock for Directors of MHSC) shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share.

The contractual term of the stock acquisition rights of each plan is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC. In case of MHSC, if a holder assumes the status as a Director of the company immediately after losing the status as a Director of the company, the holder may exercise the stock acquisition rights only after losing such status finally and definitely.

For Directors of MHFG, MHBK, and MHCB

The following is a summary of the stock-based compensation plan of MHFG, MHBK and MHCB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	9,290,000	1
Granted during fiscal year	6,808,000	1
Exercised during fiscal year	3,760,000	1

Outstanding at end of fiscal year	12,338,000	1	18.91	1,690

Exercisable at end of fiscal year	266,000	1	18.96	36

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, and MHCB, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.22%	0.13%
Expected volatility	67.18%	59.55%
Expected remaining term (in years)	1.86	2.00
Expected dividend yield	4.35%	4.55%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥168,690 and ¥119,520, respectively.

The compensation cost related to this plan recognized in income was ¥1,033 million, ¥984 million and ¥814 million during the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

For Directors of MHTB

The following is a summary of the stock-based compensation plan of MHTB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,824,000	1
Granted during fiscal year	2,586,000	1
Exercised during fiscal year	846,000	1

Outstanding at end of fiscal year	4,564,000	1	18.78	338

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHTB common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.23%	0.15%
Expected volatility	49.14%	47.67%
Expected remaining term (in years)	1.84	2.00
Expected dividend yield	0%	1.37%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥110,000 and ¥70,030, respectively.

The compensation cost related to this plan recognized in income was ¥155 million, ¥192 million and ¥181 million during the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

For Directors of MHSC

The following is a summary of the stock-based compensation plan of MHSC for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	1,199,000	1
Granted during fiscal year	1,972,000	1
Exercised during fiscal year	536,000	1
Forfeited during fiscal year	14,000	1

Outstanding at end of fiscal year	2,621,000	1	19.03	577

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHSC common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.38%	0.18%
Expected volatility	51.64%	50.47%
Expected remaining term (in years)	3.03	3.27
Expected dividend yield	1.55%	2.42%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥306,210 and ¥190,280, respectively.

The compensation cost related to this plan recognized in income was ¥372 million and ¥373 million during the fiscal years ended March 31, 2010 and 2011, respectively.